Gain on Sale of Assets	12 Months Ended
Dec. 31, 2024
Proceeds from Sale of Productive Assets [Abstract]
Gain on Sale Of Assets	Gain on Sale of Assets
Gain on Sale of Assets represents net gains from the sale of three vessels concluded during the year ended December 31, 2023 and four vessels during the year ended December 31, 2024. No vessels were sold during the year ended December 31, 2022. Summary of the transactions is presented in the table below:

	Years Ended December 31,
	2022	2023	2024
Gain on sale of assets	$—	$10,375	$16,555

Vessel name	Type	Built	Gross sale price	Gain	Delivery to new owners
Pedhoulas Trader	Kamsarmax	2006	15,900	4,637	January 2023
Efrossini	Panamax	2012	22,500	3,316	July 2023
Katerina	Panamax	2004	10,200	2,422	December 2023
Total gain in 2023				$10,375

Vessel name	Type	Built	Gross sale price	Gain	Delivery to new owners
Pedhoulas Cherry	Kamsarmax	2015	26,625	2,265	February 2024
Panayiota K	Post-Panamax	2010	20,450	2,292	April 2024
Maritsa	Panamax	2005	12,200	4,324	May 2024
Paraskevi 2	Panamax	2011	20,300	7,674	July 2024
Total gain in 2024				$16,555